Risk Management and Fair Value Measurements (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 19, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Vessel Impairment Charge			$ 2,282
Vessel held-for-sale		$ 13,190
Interest Rate Cap [Member]
Notional amount	$ 10,000
Interest rate cap percentage	3.50%
Interest rate cap termination date	Jul. 18, 2022